CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Revenues	$ 4,608,350	$ 1,678,793	$ 675,602
Cost of revenues	(1,200,428)	(581,585)	(441,610)
Gross profit	3,407,922	1,097,208	233,992
Operating (expenses) income:
Selling, general and administrative expenses	(354,074)	(39,904)	(39,472)
Research and development expenses	(10,041)	(6,495)	(6,856)
Other operating income (expense), net	(3,181)	609	191
Total operating expenses, net	(367,296)	(45,790)	(46,137)
Income from operations	3,040,626	1,051,418	187,855
Interest (expense) income, net	14,473	(20,482)	(25,725)
Exchange gain	680
Investment income, net	1,110	4,012
Income before income taxes	3,056,889	1,034,948	162,130
Income tax expense	(577,247)	(170,101)	(28,182)
Net income from continuing operations	2,479,642	864,847	133,948
Loss from discontinued operations, net of tax			(141)
Net income	2,479,642	864,847	133,807
Net income attributable to non-controlling interest	659,841	115,923	4,612
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 1,819,801	$ 748,924	$ 129,195
Net earnings per ordinary share
Continuing operations	$ 4.80	$ 2.03	$ 0.36
Discontinued operations			0.00
Basic-ordinary shares	4.80	2.03	0.36
Continuing operations	4.67	1.95	0.34
Discontinued operations			0.00
Diluted-ordinary shares	$ 4.67	$ 1.95	$ 0.34
Ordinary shares used in calculating earnings per ordinary share
Basic-ordinary shares	379,365,310	369,341,105	355,087,013
Diluted-ordinary shares	386,459,841	383,766,406	375,017,150